LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2022	$ 22,766
2023	14,695
2024	11,546
2025	9,910
2026	9,533
Thereafter	63,016
Total lease payments	131,466
Less imputed interest	(30,767)
Total	$ 100,699